Intangible assets	12 Months Ended
Jun. 30, 2021
Intangible assets
Intangible assets

16 Intangible assets

Software
Cost:	RMB’000
At July 1, 2019	59,308
Purchases	36,304
Exchange adjustments	(45)
At June 30, 2020	95,567
Purchases	13,805
Disposals	(1,536)
Exchange adjustments	(253)
At June 30, 2021	107,583
Accumulated amortization:
At July 1, 2019	(9,060)
Charge for the year	(17,071)
Exchange adjustments	16
At June 30, 2020	(26,115)
Charge for the year	(21,022)
Written off on disposal	677
Exchange adjustments	223
At June 30, 2021	(46,237)
Impairment:
At July 1, 2019	(372)
Charge for the year	—
Exchange adjustments	11
At June 30, 2020	(361)
Charge for the year	—
Exchange adjustments	20
At June 30, 2021	(341)
Net book value:
At June 30, 2020	69,091
At June 30, 2021	61,005